Investments (Maturities of Fixed Maturity Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 2,934	$ 4,831
Amortized Cost, Due after one year through five years	8,895	8,646
Amortized Cost, Due after five years through ten years	7,433	7,967
Amortized Cost, Due after ten years	16,001	14,644
Amortized Cost, Subtotal	35,263	36,088
Amortized Cost, RMBS, CMBS and ABS	8,214	9,917
Amortized cost of fixed maturity securities available-for-sale	43,477	46,005
Estimated Fair Value, Due in one year or less	2,966	4,875
Estimated Fair Value, Due after one year through five years	9,301	9,192
Estimated Fair Value, Due after five years through ten years	7,970	8,960
Estimated Fair Value, Due after ten years	16,622	17,594
Estimated Fair Value, Subtotal	36,859	40,621
Estimated fair value, Mortgage-backed and asset-backed securities	8,393	10,347
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	$ 45,252	$ 50,968